CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General and administrative expenses	$ 125,405	$ 100,571	$ 83,384
Accumulated other comprehensive income reclassifications for unrealized gain on available-for-sale security			821
Related Party [Member]
General and administrative expenses	$ 776	$ 1,084	$ 1,109